INCOME TAXES (Details Narrative) - Notable Labs Inc [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Unrecognized tax benefits tax penalities and interest expenses	$ 0		$ 0
Unrecognized tax benefits income tax penalities and interest accrued	0		0
Income tax expenses	$ 0	$ 0	$ 0	$ 0